NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The following table summarizes the fair value of the assets acquired and liabilities assumed at the Spin-Off Date.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the Spin-Off Date.

Consideration in common stock	$51,362,187

Recognized Assets and Liabilities
Cash and cash equivalents	$319,987
Accounts receivable, related party	177,519
Prepaids	154,075
Oil and natural gas properties	77,645,689
Other assets	119,364
Accounts payable	(5,310,456)
Notes payable	(20,000,000)
Accrued interest	(1,498,217)
Asset retirement obligation	(245,774)
Net Assets Recognized	$51,362,187